Consolidated balance sheets - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	€ 1,370,890	€ 1,403,492
Trade accounts and other receivables from unrelated parties	3,243,980	3,471,213
Accounts receivable from related parties	34,752	165,299
Inventories	2,099,677	2,179,175
Other current assets	775,904	730,460
Other current financial assets	335,930	244,172
Assets held for sale	229,459	507,600
Total current assets	8,090,592	8,701,411
Property, plant and equipment	3,514,961	3,782,780
Right-of-use assets	3,462,255	3,671,241
Intangible assets	1,307,990	1,362,327
Goodwill	14,227,152	14,650,008
Deferred taxes	294,306	283,953
Investment in equity method investees	690,794	642,928
Other non-current assets	138,152	223,576
Other non-current financial assets	784,599	611,584
Total non-current assets	24,420,209	25,228,397
Total assets	32,510,801	33,929,808
Liabilities
Accounts payable to unrelated parties	771,663	762,068
Accounts payable to related parties	96,579	123,081
Current provisions and other current liabilities	1,546,258	1,617,434
Other current financial liabilities	1,594,658	1,675,556
Short-term debt from unrelated parties	103,925	456,904
Current portion of long-term debt	942,868	487,699
Current portion of lease liabilities from unrelated parties	573,730	593,033
Current portion of lease liabilities from related parties	24,789	23,926
Income tax liabilities	179,550	191,265
Liabilities directly associated with assets held for sale	55,029	180,624
Total current liabilities	5,889,049	6,111,590
Long-term debt, less current portion	6,234,448	6,959,863
Lease liabilities from unrelated parties, less current portion	3,229,537	3,419,338
Lease liabilities from related parties, less current portion	94,287	109,649
Non-current provisions and other non-current liabilities	351,725	332,813
Other non-current financial liabilities	564,223	715,660
Pension liabilities	664,050	664,327
Income tax liabilities	44,959	39,747
Deferred taxes	647,580	750,286
Total non-current liabilities	11,830,809	12,991,683
Total liabilities	17,719,858	19,103,273
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 362,370,124 shares authorized, 293,413,449 issued and outstanding as of September 30, 2024 (December 31, 2023: 293,413,449)	293,413	293,413
Additional paid-in capital	3,377,048	3,380,331
Retained earnings	11,089,992	10,921,686
Accumulated other comprehensive income (loss)	(1,137,978)	(975,169)
Total FME AG shareholders' equity	13,622,475	13,620,261
Noncontrolling interests	1,168,468	1,206,274
Total equity	14,790,943	14,826,535
Total liabilities and equity	€ 32,510,801	€ 33,929,808